Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Inventory, Net [Abstract]
Raw materials and supplies	$ 85.7	$ 68.8	$ 74.1
Work in process	194.9	191.5	184.7
Finished goods	164.1	142.8	176.5
Inventories	$ 444.7	$ 403.1	$ 435.3